Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Principles of Consolidation
Principles of Consolidation
—The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries, RTI Surgical, Inc. (referred to as “Legacy RTI” for matters occurring after March 8, 2019, and as the “Company” for matters occurring before March 8, 2019), Paradigm Spine, LLC (“Paradigm”), Pioneer Surgical Technology, Inc. (“Pioneer Surgical”), Tutogen Medical, Inc. (“TMI”), and Zyga Technology, Inc. (“Zyga”). The consolidated financial statements also include the accounts of RTI Donor Services, Inc. (“RTIDS”), which is a controlled entity. Prior to the completion of the acquisition of Paradigm, the financial statements were that of RTI Surgical, Inc. and subsidiaries. Subsequently, RTI Surgical Holdings, Inc. and Subsidiaries is the successor reporting company. The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). All intercompany balances and transactions have been eliminated in consolidation.
RTIDS is a taxable
not-for-profit
entity organized and controlled by the Company. RTIDS is the corporate entity that is responsible for procuring tissue for the Company. Expenses incurred by RTIDS to procure tissue are passed on through to the Company. RTIDS has no significant assets or liabilities except for its intercompany accounts receivable and accounts payable to tissue recovery agencies. The Company pays all expenses of RTIDS.
TMI and RTIDS have been recast into discontinued operations, as these entities were sold in the sale of the OEM
Businesses
.

Use of Estimates
Use of Estimates
—The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Estimates and assumptions relating to inventories, receivables, long-lived assets and litigation are made at the end of each financial reporting period by management. Actual results could differ from those estimates.

Foreign Currency Translation
Foreign Currency Translation
—The functional currency of the Company’s foreign subsidiaries is the Euro. Assets and liabilities of the foreign subsidiaries are translated at the period end exchange rate while revenues and expenses are translated at the average exchange rate for the period. The resulting translation adjustments, representing unrealized, noncash gains and losses are recorded and presented as a component of comprehensive (loss) income. Gains and losses resulting from transactions of the Company and its subsidiaries, which are made in currencies different from their own, are included in income or loss as they occur and are included in other expense in the consolidated statements of comprehensive (loss) income.

Fair Value of Financial Instruments
Fair Value of Financial Instruments
—The estimated fair value of financial instruments disclosed in the consolidated financial statements
has been determined by using available market information and appropriate valuation methodologies. The carrying value of all current assets and current liabilities approximates fair value because of their short-term nature. The carrying value of the long-term debt obligations approximates fair value.

Cash and Cash Equivalents
Cash and Cash Equivalents
—The Company considers all funds in banks and short-term highly liquid investments with an original maturity of three months or less to be cash and cash equivalents. Cash equivalents comprise overnight repurchase agreements. Cash balances are held at a few financial institutions and usually exceed insurable amounts. The Company mitigates this risk by depositing its uninsured cash in major well capitalized financial institutions. At December 31, 2019 and 2018, the Company had no cash equivalents.

Accounts Receivable Allowances
Accounts Receivable Allowances
—The Company maintains allowances for doubtful accounts based on the Company’s review and assessment of payment history and its estimate of the ability of each customer to make payments on amounts invoiced. If the financial condition of any of its customers were to deteriorate, additional allowances might be required. From time to time the Company must adjust its estimates. Changes in estimates of the collection risk related to accounts receivable can result in decreases and increases to current period net income.

Inventories
Inventories
—Inventories are state
d
at the lower of cost or market, with cost determined using the first-in,
first-out
method. Inventory is evaluated for obsolescence and excess quantities by analyzing inventory levels, historical loss trends, expected product lives, product at risk of expiration, sales levels by product and projections of future sales demand.
Inventory
is evaluated for obsolescence and excess quantities by analyzing inventory levels, historical loss trends, expected product lives, product at risk of expiration, sales levels by product and projections of future sales.

Property, Plant and Equipment
Property, Plant and Equipment
—Property, plant and equipment are stated at cost less accumulated depreciation. The cost of leasehold improvements is amortized on the straight-line method over the shorter of the lease term or the estimated useful life of the asset. Software costs are also included and relate to purchased software that are capitalized. Surgical instruments which are included in property, plant and equipment are handheld devices used by surgeons during implant procedures. The Company retains title to the surgical instruments. Depreciation for surgical instruments is included in selling and marketing expenses in the accompanying Consolidated Statements of Comprehensive (loss) income.
Depreciation is computed on the straight-line method over the following estimated useful lives of the assets:

Buildings	25 to 40 years
Building improvements and leasehold improvements	8 to 40 years
Processing equipment	7 to 10 years
Office equipment, furniture and fixtures	5 to 7 years
Computer hardware and software	3 to 7 years
Surgical instruments	3 to 5 years

Debt Issuance Costs
Debt Issuance Costs—
Debt issuance costs include costs incurred to obtain financing and are amortized using the straight-line method, which approximates the effective interest method, over the life of the related debt. Debt issuance costs related to a recognized debt liability are presented in the balance sheet as a direct deduction from the carrying amount of that debt liability.

Long-Lived Assets
Long-Lived Assets
—The Company reviews its property, plant and equipment for impairment whenever events or changes in circumstances indicate the carrying value of an asset may not be recoverable. Recoverability is measured by a comparison of the carrying amount to the net undiscounted cash flows expected to be generated by the asset. An impairment loss would be recorded for the excess of net carrying value over the fair value of the
Goodwill
Goodwill
—Accounting Standards Codification (“ASC”) 350,
Goodwill and Other Intangible Assets
(“ASC 350”) requires companies to test goodwill for impairment on an annual basis at the reporting unit level (or an interim basis if an event occurs that might reduce the fair value of a reporting unit below its carrying value). The annual impairment test is performed at each year- end unless indicators of impairment are present and require more frequent testing. In December 2019, we changed our reporting structure, as we adopted new segment reporting, which we concluded resulted in two
reporting units, Global Spine (“Spine”) and Global OEM (“OEM”). With the change in reporting units we performed the annual impairment test prior to the change, on our previous one
reporting unit, and then performed the annual impairment test after the change on the two reporting units. Subsequent to the sale of the OEM
Businesses
, we have one reporting unit
: Spine
.
Goodwill is tested for impairment by comparing the fair value of the reporting unit to its carrying amount, including goodwill. Prior to 2019, in concluding as to fair value of the reporting unit for purposes of testing goodwill, an income approach and a market approach were utilized. The conclusion from these two approaches were weighted equally and then adjusted to incorporate a control premium or acquisition premium that reflects the additional amount a buyer is willing to pay for elements of control and for a premium that reflects the buyer’s perception of its ability to add value through synergies. In 2019, since the cash flows were negative over the forecast period for the Spine reporting unit, a cost approach was used to determine the fair value of the Spine reporting unit. For the OEM reporting unit, we weighted the income approach 75% and the market approach 25%. We have chosen the weightings because the income approach more fully captures the company specific factors that would not be directly captured in the market approach, as there are no pure publicly traded comparable companies.
The income approach employs a discounted cash flow model that considers: 1) assumptions that marketplace participants would use in their estimates of fair value, including the cash flow period, terminal values based on a terminal growth rate and the discount rate; 2) current period actual results; and 3) projected results for future periods that have been prepared and approved by senior management of the Company.
The market approach employs market multiples from guideline public companies operating in our industry. Estimates of fair value are derived by applying multiples based on revenue and earnings before interest, taxes, depreciation and amortization (“EBITDA”) adjusted for size and performance metrics relative to peer companies.
The cost approach considers the replacement cost adjusted for certain factors. Certain balance sheet items were adjusted to fair value before being utilized in estimating the value of the reporting unit under the cost approach, including inventory, property, plant and equipment, right of use assets, and other intangible assets.
All three approaches used in the analysis have a degree of uncertainty. Potential events or changes in circumstances which could impact the key assumptions used in our goodwill impairment evaluation are as follows:

•	Change in peer group or performance of peer group companies

•	Change in the Company’s markets and estimates of future operating performance

•	Change in the Company’s estimated market cost of capital

•	Change in implied control premiums related to acquisitions in the medical device industry

Other Intangible Assets
Other Intangible Assets
—Intangible assets generally consist of finite-lived intangible assets, including patents, tradenames, procurement contracts, customer lists, distribution agreements and acquired exclusivity rights. Patents are amortized on the straight-line method over the shorter of the remaining protection period or estimated useful lives of between 8 and 16 years. Tradenames, procurement contracts, customer lists, acquired exclusivity rights and distribution agreements are amortized over estimated useful lives of between 5 to 25 years.
As of December 31, 2019, the Company concluded, through the ASC 360
,
Property, Plant and Equipment
(“ASC 360”)
valuation testing, that factors existed indicating that finite-lived intangible assets were impaired. The factors included a change made to the internal organization of the Company in the fourth quarter of 2019. The organizational change resulted in the creation of a new Spine asset group. Prior to the fourth quarter of 2019, the Spine asset group did not exist as the related assets were included in another asset group as it had interdependencies among the utilization of the assets within the group, and therefore, there were no discrete cash flows. The asset group representing the Spine asset group could not support the carrying amount of the finite-lived intangible assets, because the Spine asset group no longer has the benefit of shared resources and cashflows generated by the former asset group that it was previously included in. Thus, we tested the $85,096 carrying amount of intangible assets in the Spine asset group for impairment on December 31, 2019. As a result, for the year ended December 31, 2019, we recorded an impairment charge for all of the finite-lived intangible assets within Spine asset group, totaling $85,096.
Subsequent to the sale of the OEM
Businesses
, we have one asset group
: Spine
.

Revenue Recognition
Revenue Recognition
—The Company recognizes revenue upon shipment, or receipt by the Company’s customers of its products and implants, when control transfers to the customer in accordance with the Company’s distribution agreements with its customers. The Company’s performance obligations consist mainly of transferring control of products and implants identified in the contracts. The Company typically transfers control at a point in time upon shipment or delivery of the implants for direct sales, or upon implantation for sales of consigned inventory. The customer is able to direct the use of, and obtain substantially all of the benefits from, the implant at the time the implant is shipped, delivered, or implanted, respectively based on the terms of the contract. With respect to discontinued operations, for performance obligations related to the Company’s contracts with exclusively built inventory clauses, the Company typically satisfies its performance obligations evenly over the contract term as inventory is built. Such exclusively built inventory has no alternative use and the Company has an enforceable right to payment for performance to date. The Company uses the input method to measure the manufacturing activities completed to date, which depicts the progress of the Company’s performance obligation of transferring control of exclusively built inventory. For the contracts with upfront and annual exclusivity fees, revenue related to those fees is recognized over the contract term following a consistent method of measuring progress towards satisfaction of the performance obligation. The Company uses the method and measure of progress that best depicts the transfer of control to the customer of the goods or services to date relative to the remaining goods or services promised under the contract.
The Company permits returns of implants in accordance with the terms of contractual agreements with customers if the implant is returned in a timely manner, in unopened packaging, and from the normal channels of distribution. Allowances for returns are provided based upon analysis of the Company’s historical patterns of returns matched against the revenues from which they originated.
The Company records estimated implant returns, discounts, rebates and other distribution incentives as a reduction of revenue in the same period revenue is recognized. Estimates of implant returns are recorded for anticipated implant returns based on historical distributions and returns information. Estimates of discounts, rebates and other distribution incentives are recorded based on contractual terms, historical experience and trend analysis.
Other revenues, which are predominantly in the discontinued operations, consist of service processing, tissue recovery fees, biomedical laboratory fees, shipping fees, distribution of reproductions of our allografts to distributors for demonstration purposes and restocking fees which is included in revenues.

Stock-Based Compensation Plans
Stock-Based Compensation Plans
—The Company accounts for its stock-based compensation plans in accordance
with ASC 718,
Accounting for Stock Compensation
(“ASC 718”). ASC 718 requires the measurement and recognition of compensation expense for all stock-based awards made to employees and directors, including employee stock options and restricted stock. Under the provisions of ASC 718, stock-based compensation cost is measured at the grant date, based on the calculated fair value of the award, and is recognized as an expense on a straight-line basis over the requisite service period of the entire award (generally the vesting period of the award). The Company uses the Black-Scholes model to value its stock option grants under ASC 718 and expenses the related compensation cost using the straight-line method over the vesting period. The fair value of stock options is determined on the grant date using assumptions for the expected term, expected volatility, dividend yield, and the risk free interest rate. The term assumption is primarily based on the contractual vesting term of the option and historic data related to exercise and post-vesting cancellation history experienced by the Company. The Company uses the simplified method for estimating the expected term used to determine the fair value of options under ASC 718. The expected term is determined separately for options issued to the Company’s directors and to employees. The Company’s anticipated volatility level is primarily based on the historic volatility of the Company’s common stock. The Company’s model includes a zero dividend yield assumption, as the Company has not historically paid nor does it anticipate paying dividends on its common stock. The risk free interest rate approximates recent U.S. Treasury note auction results with a similar life to that of the option. The Company’s model does not include a discount for post-vesting restrictions, as the Company has not issued awards with such restrictions. The period expense is then determined based on the valuation of the options, and at that time an estimated forfeiture rate is used to reduce the expense recorded. The Company’s estimate of pre-vesting
forfeitures is primarily based on the recent historical experience of the Company, and is adjusted to reflect actual forfeitures as the options vest. The Company uses a Monte Carlo simulation model to estimate the fair value of restricted stock awards that contain a market condition.

Research and Development Costs
Research and Development Costs
—Research and development costs, including the cost of research and development conducted for others and the cost of contracted research and development, are expensed as incurred.

Income Taxes
Income Taxes
—The Company uses the asset and liability method of accounting for income taxes. Deferred income taxes are recorded to reflect the tax consequences on future years for differences between the tax basis of assets and liabilities and their financial reporting amounts at each year-end
based on enacted tax laws and statutory tax rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established when necessary to reduce deferred tax assets to amounts which are more likely than not to be realized.

Treasury Stock
Treasury Stock
—The Company may periodically repurchase shares of its common stock from employees for the satisfaction of their individual payroll tax withholding upon vesting of restricted stock awards in connection with the Company’s incentive plans. The Company’s repurchases of common stock are recorded at the stock price on the vesting date of the common stock. The Company repurchased 64,044, 107,109, and 745,122 shares of its common stock for $272, $479, and $3,474 for the years ended December 31, 2019, 2018, and 2017, respectively.

Earnings Per Share
Earnings Per Share
—Basic
earnings
per share (“EPS”) is
computed

using
the
weighted
-average number of
common
shares outstanding
during
the period. Diluted EPS reflects the
incremental shares issuable upon the assumed exercise
of securities that could share in earnings. A
reconciliation
of the number of common shares used in the calculation of basic and diluted EPS is presented below:

	Year Ended December 31,
	2019	2018	2017
Weighted average basic shares	70,150,492	61,031,265	57,678,360
Effect of dilutive securities:
Stock options	—	—	915,664
RSA and RSU	—	—	484,117

Weighted average diluted shares	70,150,492	61,031,265	59,078,141

Options to purchase 4,536,461 shares of
common
stock at prices ranging from $2.09 to $5.23 per share which were outstanding as of December 31, 2019, were not included in the computation of diluted EPS because dilutive shares are not factored into the calculation of EPS when a loss applicable to common shares is reported as they would be anti-
dilutive
.
Options to purchase 4,275,744 shares of common stock at prices ranging from $2.69 to $5.23 per share which were outstanding as of December 31, 2018, were not included in the computation of diluted EPS because
dilutive shares are not factored into the calculation of EPS when a loss applicable to common shares is reported as they would be anti-dilutive.
Options to purchase 4,662,037 shares of common stock at prices ranging from $2.69 to $8.20 per share which were outstanding as of December 31, 2017, were included in the computation of diluted EPS because dilutive shares are factored into the calculation of EPS when income applicable to common shares is reported.
For the years ended December 31, 2019, and 2018, 50,000 shares of convertible preferred stock or 15,152,761 of converted common stock and accrued but unpaid dividends were anti-dilutive on an as
-
if

converted basis and were not included in the computation of diluted net (loss)
income
per common share.

Recently Issued and Adopted Accounting Standards
Financial Instruments
—In May 2019, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Codification (“ASU”)
No. 2019-05
Financial Instruments—Credit Losses (Topic 326)
which provides relief to certain entities adopting ASU
2016-13
(discussed below). The amendments accomplish those objectives by providing entities with an option to irrevocably elect the fair value option in Subtopic
825-10,
applied on an
instrument-by-instrument
basis for eligible instruments, that are within the scope of Subtopic
326-20,
upon adoption of Topic 326. The fair value option election does not apply to held-to-maturity
debt securities. ASU
2019-05
has the same transition as ASU
2016-13
and is effective for periods beginning after December 15, 2019, with adoption permitted after this update. The Company does not expect the impact of adoption to have an impact on the consolidated financial statements.
In April 2019, the FASB issued ASU
No. 2019-04
Codification Improvements to Topic 326, Financial Instruments—Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments
, which provides updates and clarifications to three previously-issued ASUs:
2016-01
Financial Instruments—Overall (Subtopic
825-10):
Recognition and Measurement of Financial Assets and Financial Liabilities;
2016-13
Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments,
described further above and which the Company has not yet adopted; and
2017-12
Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities,
which the Company early adopted effective January 1, 2018. The updates related to ASU
2016-13
have the same transition as ASU
2016-13
and are effective for periods beginning after December 15, 2019, with adoption permitted after the issuance of ASU
2019-04.
The updates related to ASU
2017-12
are effective for the Company on January 1, 2020. The updates related to ASU
2016-01
are effective for fiscal years beginning after December 15, 2019. The Company does not expect the impact of adoption to have an impact on the consolidated financial statements.
I
n
June 2016, the FASB issued ASU
No. 2016-13,
Financial Instruments—Credit Losses
. ASU
2016-13

introduces a new model for
estimating
credit losses for certain types of financial instruments, including loans receivable, held-to-maturity
debt securities, and net investments in direct financing leases, amongst other financial instruments. ASU
2016-13
also modifies the impairment model for
available-for-sale
debt securities and expands the disclosure requirements regarding an entity’s assumptions, models, and methods for estimating the allowance for losses. ASU
2016-13
is effective for periods beginning after December 15, 2019. Retrospective adjustments shall be applied through a cumulative-effect adjustment to retained earnings. The Company does not expect the adoption to have a material impact on the consolidated financial statements.
Fair Value Measurement
—In August 2018, the FASB issued ASU
2018-13,
“Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement.”
This ASU modifies the disclosure requirements on fair value measurements by removing, modifying, or adding certain disclosures. ASU
2018-13
is effective for the Company beginning after December 31, 2019. Certain disclosures in ASU
2018-13
are required to be applied on a retrospective basis and others on a prospective basis. The Company does not expect the impact of adoption to have an impact on the consolidated financial statements.

Leases
—In February 2016, the FASB issued ASU
2016-02,
Leases
(Topic 842), which supersedes existing guidance on accounting for leases in “Leases (Topic 840).” ASU
2016-02
establishes a
right-of-use
(“ROU”) model that requires operating leases be recorded on the balance sheet through recognition of a liability for the discounted present value of future lease payments and a corresponding ROU asset. The ROU asset recorded at commencement of the lease represents the right to use the underlying asset over the lease term in exchange for the lease payments. The Company has adopted a policy for which leases with an initial term of
12 months
or less and do not have an option to purchase the underlying asset that is deemed reasonably certain to exercise are not recorded on the balance sheet; rather, rent expense for these leases is recognized on a straight-line basis over the lease term. Leases are classified as finance or operating, with classification affecting the pattern and classification of expense recognition in the income statement.
Effective January 1, 2019, the Company adopted Topic 842 using the optional transition method which allowed us to continue to apply Topic 840 in the comparative periods presented. In addition, the Company elected the package of practical expedients, which allowed us to not reassess whether any existing contracts contain a lease, to not reassess historical lease classification as operating or finance leases, and to not reassess initial direct costs. The Company has not elected the practical expedient to use hindsight to determine the lease term for its leases at transition. The Company has also elected the practical expedient allowing us to not separate the lease and non-lease
components for all classes of underlying assets. Adoption of Topic 842 resulted in the recording of operating lease ROU assets and corresponding operating lease liabilities of $3,164 and $3,155
, of which, $783 and $783 are included in discontinued operations, respectively, as of January 1, 2019 with no impact on accumulated deficit. Financial position for reporting periods beginning on or after January 1, 2019, are presented under Topic 842, while prior period amounts are not adjusted and continue to be reported in accordance with Topic 840.
Revenue from Contracts with Customers
—On January 1, 2018, the Company adopted a new accounting standard issued by the FASB on revenue recognition using the modified retrospective method. This new accounting standard outlines a single comprehensive model to use in accounting for revenue arising from contracts with customers. This standard supersedes existing revenue recognition requirements and eliminates most industry-specific guidance from GAAP. The core principle of the new accounting standard is to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. In addition, the adoption of this new accounting standard resulted in increased disclosure, including qualitative and quantitative disclosures about the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers. The new accounting standard was applied to all contracts, apart from contracts for which all or substantially all revenue was recognized before January 1, 2018. Additionally, the Company elected to account for shipping and handling activities as a fulfillment cost rather than a separate performance obligation
.